Revenue (Tables)	6 Months Ended
Jun. 30, 2022
Revenue
Schedule of revenue

	Six Months Ended
	June 30,
(in thousands of $)	2022	2021
Upfront payments	$—	$444,303
Milestone payments	—	24,181
Research and development service fees	—	1,914
Other revenues	2,610	—
Total collaboration revenue	$2,610	$470,398